Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Jul. 31, 2018	Dec. 31, 2019
REVENUE
Commission income	$ 1,642,018	$ 1,017,022		$ 3,646,332	$ 1,383,086
Total revenue	1,642,018	1,017,022		3,646,332	1,383,086
OPERATING EXPENSES
Commission expense	353,899	140,231		779,484	234,671
Salaries and wages	868,222	613,392		1,736,496	868,406
General and administrative expenses	1,082,752	480,217		2,203,872	1,067,719
Marketing and advertising	33,497	30,832		101,259	77,249
Depreciation and amortization	329,091	111,674		658,182	135,550
Total operating expenses	2,667,461	1,376,346		5,479,293	2,383,595
Income loss from operations	(1,025,443)	(359,324)		(1,832,961)	(1,000,509)
Other expense, net	(112,970)	(66,884)		(285,250)	(102,452)
Total non-operating expenses	(112,970)	(66,884)		(285,250)	(102,452)
Net income (loss)	$ (1,138,413)	$ (426,208)		$ (2,118,211)	$ (1,102,961)
Basic and diluted loss per share	$ (0.00)	$ (0.00)		$ (0.01)	$ (0.00)
Weighted average number of shares outstanding	356,742,548	323,930,512		355,863,427	315,825,288
Successor [Member]
REVENUE
Commission income			$ 390,770				$ 4,450,785
Total revenue			390,770				4,450,785
OPERATING EXPENSES
Commission expense			156,763				705,714
Salaries and wages			142,016				2,316,533
General and administrative expenses			885,800				3,638,896
Marketing and advertising			1,121				165,574
Depreciation and amortization			25,451				727,979
Total operating expenses			1,211,151				7,554,696
Income loss from operations			(820,381)				(3,103,911)
Other expense, net			(27,924)				(391,570)
Settlement agreement expense			(306,981)
Total non-operating expenses			(334,905)				(391,570)
Net income (loss)			$ (1,155,286)				$ (3,495,481)
Basic and diluted loss per share			$ (0.01)				$ (0.01)
Weighted average number of shares outstanding			180,479,232				246,656,149
Predecessor [Member]
REVENUE
Commission income						$ 627,991
Total revenue						627,991
OPERATING EXPENSES
Commission expense						283,282
Salaries and wages						95,738
General and administrative expenses						181,400
Marketing and advertising						5,193
Depreciation and amortization						1,778
Total operating expenses						567,391
Income loss from operations						60,600
Other expense, net						(2,279)
Settlement agreement expense
Total non-operating expenses						(2,279)
Net income (loss)						$ 58,321